UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Driehaus International Discovery Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 94.8%
EUROPE — 43.2%
United Kingdom — 15.2%
Amlin PLC	681,481	$3,358,770
Autonomy Corp. PLC**	282,304	5,270,481
Balfour Beatty PLC	544,667	2,554,150
BG Group PLC	259,155	3,909,196
Cobham PLC	927,556	2,282,864
Compass Group PLC	572,257	2,617,045
Johnson Matthey PLC	207,696	3,140,044
Next PLC	67,936	1,289,170
Petrofac, Ltd.	408,750	3,142,271
Premier Oil PLC**	220,940	3,365,806
Tullow Oil PLC	347,677	3,997,428
Ultra Electronics Holdings PLC	148,932	2,326,055
WS Atkins PLC	276,424	1,958,622

		39,211,902

Germany — 7.2%
Feilmann AG	65,081	3,996,412
Hochtief AG	94,962	3,577,600
SGL Carbon SE**	137,821	3,280,315
Software AG	54,623	3,876,850
Vossloh AG	34,740	3,681,555

		18,412,732

Denmark — 3.0%
Carlsberg AS — B	79,735	3,274,205
Novo Nordisk AS — B	94,472	4,529,543

		7,803,748

Ireland — 3.0%
CRH PLC	110,573	2,406,348
ICON PLC — SP ADR**	180,527	2,915,511
Ryanair Holdings PLC — SP ADR**	106,377	2,458,372

		7,780,231

Switzerland — 2.5%
Lonza Group AG	47,975	4,740,016
Syngenta AG	8,942	1,797,455

		6,537,471

Russia — 2.3%
Mobile TeleSystems — SP ADR	87,291	2,611,747
Wimm-Bill-Dann Foods — ADR**	101,948	3,242,966

		5,854,713

Netherlands — 2.0%
Imtech NV	134,024	1,842,696
Koninklijke Ahold NV	306,039	3,351,968

		5,194,664

Spain — 2.0%
Gamesa Corporacion Tecnologica SA	101,592	1,303,073
Grifols SA	257,546	3,709,434

		5,012,507

British Virgin Islands — 1.5%
Playtech, Ltd.	577,999	3,714,152

Italy — 1.4%
Ansaldo STS SpA	229,703	3,647,198

France — 1.1%
SCOR SE	142,765	2,933,770

Belgium — 1.1%
Colruyt SA	12,616	2,893,238

Norway — 0.9%
Prosafe SE**	642,500	2,286,101

Total EUROPE		111,282,427

FAR EAST — 31.2%
Japan — 13.0%
ABC-Mart, Inc.	112,100	2,139,687
Capcom Co., Ltd.	167,111	3,010,276
Daikin Industries, Ltd.	62,000	1,706,984
Komatsu, Ltd.	213,400	2,361,647
Kuraray Co., Ltd.	303,700	2,607,565
NGK Insulators, Ltd.	258,400	4,041,527
Nintendo Co., Ltd.	12,200	3,568,888
Nippon Electric Glass Co., Ltd.	470,700	3,338,449
Nitori Co., Ltd.	48,550	2,717,303
Shionogi & Co., Ltd.	208,000	3,585,247
Toshiba Corp.	803,000	2,091,887
Tsumura & Co.	92,400	2,390,966

		33,560,426

China — 8.4%
Anhui Conch Cement Co., Ltd. — H**	355,200	1,962,081
Baidu, Inc. — SP ADR**	20,212	3,569,439
China Coal Energy Co. — H	4,101,000	3,026,689
China Mobile, Ltd.	396,000	3,449,523
China Railway Construction Corp., Ltd. — H**	1,649,000	2,147,338
China Resources Land, Ltd.	2,166,000	3,353,399
China South Locomotive and Rolling Stock Corp., Ltd. — H**	4,927,000	2,250,858
Ping An Insurance Group Company of China, Ltd. — H	309,000	1,839,442

		21,598,769

Australia — 7.5%
Coca-Cola Amatil, Ltd.	730,255	4,400,785
Cochlear, Ltd.	92,191	3,214,874
CSL, Ltd.	176,137	3,980,095
JB Hi-Fi, Ltd.	423,186	3,397,539
Telstra Corp., Ltd.	1,109,979	2,477,756
WorleyParsons, Ltd.	146,410	1,845,106

		19,316,155

South Korea — 2.3%
KT&G Corp.	48,204	2,660,713
LG Display Co., Ltd.	160,520	3,276,197

		5,936,910

Total FAR EAST		80,412,260

SOUTH AMERICA — 9.1%
Brazil — 9.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar — Pref.	171,509	2,311,924
Companhia Vale do Rio Doce — ADR	287,089	3,818,284
Gerdau SA — SP ADR	483,471	2,644,586
Natura Cosmeticos SA	414,870	4,065,091
OGX Petroleo e Gas Participacoes SA**	10,800	3,356,788

Driehaus International Discovery Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Petroleo Brasileiro SA — ADR	235,266	$7,168,555

		23,365,228

Total SOUTH AMERICA		23,365,228

NORTH AMERICA — 8.6%
Canada — 7.0%
Kinross Gold Corp.	145,202	2,638,466
Potash Corp. of Saskatchewan, Inc.	42,839	3,464,020
Research In Motion, Ltd.**	96,452	4,168,520
Shoppers Drug Mart Corp.	79,759	2,741,716
Silver Wheaton Corp.**	307,952	2,528,001
SNC-Lavalin Group, Inc.	104,250	2,650,073

		18,190,796

Mexico — 0.8%
Desarrolladora Homex SAB de CV — ADR**	156,742	2,075,264

United States — 0.8%
Synthes, Inc.	17,728	1,974,892

Total NORTH AMERICA		22,240,952

AFRICA — 2.7%
South Africa — 2.7%
Impala Platinum Holdings, Ltd.	73,150	1,224,189
Kumba Iron Ore, Ltd.	79,308	1,372,909
Randgold Resources, Ltd. — ADR	25,449	1,383,153
Shoprite Holdings, Ltd.	556,010	2,968,786

		6,949,037

Total AFRICA		6,949,037

Total EQUITY SECURITIES (Cost $262,502,630)		244,249,904

EXCHANGE-TRADED FUNDS — 1.0%
FAR EAST — 1.0%
China — 1.0%
iShares Asia Trust — iShares FTSE/Xinhua A50 China Tracker	1,929,000	2,638,170

Total FAR EAST		2,638,170

Total EXCHANGE-TRADED FUNDS (Cost $2,182,879)		2,638,170

TOTAL INVESTMENTS (COST $264,685,509)	95.8%	$246,888,074
Other Assets In Excess Of Liabilities	4.2%	10,896,321

Net Assets	100.0%	$257,784,395

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$273,524,665

Gross Appreciation		$13,001,897
Gross Depreciation		(39,638,488)

Net Depreciation		$(26,636,591)

**	Non-income producing security

ADR	American Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 83.9%
FAR EAST — 44.5%
China — 24.9%
Anhui Conch Cement Co., Ltd. — H**	792,000	$4,374,910
Baidu, Inc. — SP ADR**	17,666	3,119,816
Beijing Enterprises Holdings, Ltd.	1,288,500	5,367,536
China Mobile, Ltd.	247,500	2,155,952
China Overseas Land & Investment, Ltd.	1,619,000	2,537,433
China Resources Power Holdings Co., Ltd.	1,420,000	2,981,998
China Shenhua Energy Co., Ltd. — H	802,500	1,810,657
China South Locomotive and Rolling Stock Corp., Ltd. — H**	10,893,800	4,976,739
CNOOC, Ltd.	3,295,000	3,311,010
Denway Motors, Ltd.	8,804,000	3,411,538
Hengan International Group Co., Ltd.	883,000	3,551,880
Industrial & Commercial Bank of China, Ltd. — H	11,035,000	5,735,132
Ping An Insurance Group Company of China, Ltd. — H	868,000	5,167,105
Shanda Interactive Entertainment, Ltd. — SP ADR**	123,719	4,890,612
Sino-Ocean Land Holdings, Ltd.	8,835,500	5,813,638
Tencent Holdings, Ltd.	413,800	3,061,955
Zijin Mining Group Co., Ltd. — H	5,093,000	3,626,002

		65,893,913

South Korea — 7.6%
Hyundai Motor Co.	46,926	1,898,857
Korea Plant Service & Engineering Co., Ltd.	104,130	2,320,451
LG Display Co., Ltd.	147,460	3,009,644
NHN Corp.**	36,678	4,041,413
POSCO	9,183	2,447,080
Samsung Electronics Co., Ltd.	8,804	3,637,438
Shinhan Financial Group Co., Ltd.**	154,900	2,801,838

		20,156,721

India — 4.7%
Bharat Heavy Electricals, Ltd.	105,682	3,153,101
Hero Honda Motors, Ltd.	177,782	3,767,672
ICICI Bank, Ltd.	151,214	993,761
Infosys Technologies, Ltd.	98,473	2,581,652
Reliance Industries, Ltd.	66,831	2,013,426

		12,509,612

Taiwan — 4.0%
Chunghwa Telecom Co., Ltd.	862,895	1,573,595
HTC Corp.	216,000	2,659,606
MediaTek, Inc.	363,000	3,417,163
Taiwan Semiconductor Manufacturing Co., Ltd.	2,033,564	3,062,245

		10,712,609

Indonesia — 2.1%
PT Bank Rakyat Indonesia Tbk	5,678,500	2,069,757
PT Telekomunikasi Indonesia Tbk	5,447,000	3,554,878

		5,624,635

Thailand — 1.2%
Siam Commercial Bank Public Co., Ltd. — NVDR	2,037,800	3,128,652

Total FAR EAST		118,026,142

SOUTH AMERICA — 14.3%
Brazil — 13.4%
BM&F Bovespa SA	1,358,500	4,128,645
Companhia Vale do Rio Doce — ADR	193,101	2,568,243
Itau Unibanco Banco Multiplo SA — ADR	384,503	4,183,398
Natura Cosmeticos SA	325,400	3,188,422
OGX Petroleo e Gas Participacoes SA**	21,800	6,775,738
Petroleo Brasileiro SA — ADR	289,945	8,834,624
Redecard SA	111,500	1,351,122
Souza Cruz SA	227,700	4,354,250

		35,384,442

Chile — 0.9%
Empresa Nacional de Electricidad SA	1,991,295	2,473,531

Total SOUTH AMERICA		37,857,973

EUROPE — 10.5%
Russia — 6.6%
Gazprom OAO — SP ADR	319,149	4,729,109
LUKOIL-SP ADR	152,932	5,733,717
Mobile TeleSystems — SP ADR	87,973	2,632,152
Wimm-Bill-Dann Foods — ADR**	138,821	4,415,896

		17,510,874

United Kingdom — 2.5%
Tullow Oil PLC	574,366	6,603,792

Switzerland — 0.7%
Addax Petroleum Corp.	89,897	1,946,532

Turkey — 0.7%
Turkcell Iletisim Hizmetleri AS	344,977	1,689,886

Total EUROPE		27,751,084

MIDDLE EAST — 5.6%
Israel — 4.2%
Check Point Software Technologies, Ltd.**	117,104	2,600,880
Israel Chemicals, Ltd.	380,801	3,089,172

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Teva Pharmaceutical Industries, Ltd.	117,485	$5,290,619

		10,980,671

Egypt — 1.4%
Orascom Construction Industries	158,418	3,789,552

Total MIDDLE EAST		14,770,223

AFRICA — 4.9%
South Africa — 4.9%
Aspen Pharmacare Holdings, Ltd.**	864,425	4,165,232
Harmony Gold Mining Co., Ltd.**	257,429	2,779,185
Impala Platinum Holdings, Ltd.	137,724	2,304,855
MTN Group, Ltd.	139,907	1,552,338
Naspers, Ltd. — N	128,963	2,182,128

		12,983,738

Total AFRICA		12,983,738

NORTH AMERICA — 4.1%
Mexico — 3.0%
America Movil SAB de CV — L — ADR	147,325	3,989,561
Empresas ICA SAB de CV**	2,349,600	3,980,967

		7,970,528

Canada — 1.1%
Goldcorp, Inc.	90,521	3,047,042

Total NORTH AMERICA		11,017,570

Total EQUITY SECURITIES (Cost $199,725,683)		222,406,730

EXCHANGE-TRADED FUNDS — 7.5%
FAR EAST — 3.7%
Taiwan — 3.1%
iShares MSCI Taiwan Index Fund	1,028,153	8,297,195

South Korea — 0.6%
iShares MSCI South Korea Index Fund	53,955	1,536,099

Total FAR EAST		9,833,294

NORTH AMERICA — 1.9%
United States — 1.9%
iShares MSCI Emerging Markets Index Fund	205,743	5,104,484

Total NORTH AMERICA		5,104,484

AFRICA — 1.9%
South Africa — 1.9%
NewGold Issuer, Ltd.**	556,414	5,034,012

Total AFRICA		5,034,012

Total EXCHANGE-TRADED FUNDS (Cost $19,125,968)		19,971,790

TOTAL INVESTMENTS (COST $218,851,651)	91.4%	$242,378,520
Other Assets In Excess Of Liabilities	8.6%	22,748,351

Net Assets	100.0%	$265,126,871

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$247,875,105

Gross Appreciation		$26,799,453
Gross Depreciation		(32,296,038)

Net Depreciation		$(5,496,585)

**	Non-income producing security

ADR	American Depository Receipt

NVDR	Non-Voting Depository Receipt

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 82.2%
EUROPE — 32.9%
United Kingdom — 17.6%
Amlin PLC	403,346	$1,987,941
Autonomy Corp. PLC**	177,441	3,312,739
Chloride Group PLC	275,985	494,299
De La Rue PLC	113,763	1,584,210
Domino’s Pizza UK & IRL PLC	1,073,285	3,455,868
Heritage Oil, Ltd.**	282,659	1,341,060
Hiscox, Ltd.**	492,233	2,177,933
Micro Focus International PLC	638,142	2,761,446
SDL PLC**	188,007	775,608
Wellstream Holdings PLC	195,464	1,209,146

		19,100,250

Italy — 4.5%
Ansaldo STS SpA	160,326	2,545,638
DiaSorin SpA	104,533	2,337,981

		4,883,619

Germany — 2.7%
Software AG	40,967	2,907,620

France — 2.6%
Faiveley SA	38,760	2,832,777

Spain — 2.5%
Viscofan SA	138,809	2,697,073

British Virgin Islands — 1.9%
Playtech, Ltd.	318,866	2,048,995

Norway — 1.1%
Opera Software ASA**	348,016	1,187,704

Total EUROPE		35,658,038

FAR EAST — 27.7%
China — 11.1%
Anta Sports Products, Ltd.	3,533,000	2,330,035
China Green Holdings, Ltd.	1,134,000	670,166
Hengan International Group Co., Ltd.	604,000	2,429,599
Sino-Ocean Land Holdings, Ltd.	3,547,000	2,333,878
VisionChina Media, Inc. — ADR**	137,331	885,785
Zhuzhou CSR Times Electric Co., Ltd. — H	3,317,500	3,374,313

		12,023,776

Japan — 8.1%
ABC-Mart, Inc.	38,400	732,953
Capcom Co., Ltd.	49,968	900,105
Gourmet Navigator, Inc.	267	539,986
Hogy Medical Co., Ltd.	24,000	1,308,838
Net One Systems Co., Ltd.	492	649,933
Seven Bank, Ltd.	412	1,097,671
Shinko Plantech Co., Ltd.	71,151	446,559
SMS Co., Ltd.	387	1,821,808
Torishima Pump Manufacturing Co., Ltd.	110,900	1,225,233

		8,723,086

South Korea — 3.3%
Korea Plant Service & Engineering Co., Ltd.	59,690	1,330,142
MegaStudy Co., Ltd.	15,341	2,231,998

		3,562,140

Thailand — 2.4%
CP All Public Co., Ltd. — NVDR	7,258,900	2,578,994

Australia — 1.5%
Cochlear, Ltd.	16,097	561,333
JB Hi-Fi, Ltd.	137,710	1,105,602

		1,666,935

Philippines — 1.3%
Jollibee Foods Corp.	885,100	797,458
SM Prime Holdings, Inc.	3,777,000	571,184

		1,368,642

Total FAR EAST		29,923,573

NORTH AMERICA — 11.4%
Canada — 8.5%
5N Plus, Inc.**	139,986	600,670
Cineplex Galaxy Income Fund	169,948	1,904,636
Franco-Nevada Corp.	73,979	1,597,167
Pacific Rubiales Energy Corp.**	142,976	554,531
Petrobank Energy & Resources, Ltd.**	70,865	1,318,040
Red Back Mining, Inc.**	114,968	743,170
Silver Wheaton Corp.**	203,692	1,672,123
TriStar Oil & Gas, Ltd.**	116,228	850,876

		9,241,213

Mexico — 2.9%
Banco Compartamos SA de CV	519,700	972,259
Empresas ICA SAB de CV**	1,267,900	2,148,224

		3,120,483

Total NORTH AMERICA		12,361,696

SOUTH AMERICA — 7.6%
Brazil — 7.6%
GVT Holding SA**	178,700	2,012,132
Lupatech SA**	133,400	1,402,576
Natura Cosmeticos SA	232,400	2,277,164
PDG Realty SA Empreendimentos e Participacoes	220,160	1,233,788
SLC Agricola SA	236,690	1,275,407

		8,201,067

Total SOUTH AMERICA		8,201,067

AFRICA — 2.6%
South Africa — 2.6%
Aspen Pharmacare Holdings, Ltd.**	424,867	2,047,222
Woolworths Holdings, Ltd.	599,191	720,891

		2,768,113

Total AFRICA		2,768,113

Total EQUITY SECURITIES (Cost $87,879,894)		88,912,487

EXCHANGE-TRADED FUNDS — 7.4%
FAR EAST — 2.0%
China — 2.0%
iShares Asia Trust — iShares FTSE/Xinhua A50 China Tracker	1,617,783	2,212,538

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Total FAR EAST		$2,212,538

NORTH AMERICA — 2.0%
United States — 2.0%
PowerShares DB Agriculture Fund**	86,672	2,122,597

Total NORTH AMERICA		2,122,597

AFRICA — 1.7%
South Africa — 1.7%
NewGold Issuer, Ltd.**	204,652	1,851,536

Total AFRICA		1,851,536

EUROPE — 1.7%
United Kingdom — 1.7%
Gold Bullion Securities, Ltd.**	20,091	1,806,985

Total EUROPE		1,806,985

Total EXCHANGE-TRADED FUNDS (Cost $7,438,921)		7,993,656

TOTAL INVESTMENTS (COST $95,318,815)	89.6%	$96,906,143
Other Assets In Exess Of Liabilities	10.4%	11,237,504

Net Assets	100.0%	$108,143,647

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$104,986,607

Gross Appreciation		$7,323,201
Gross Depreciation		(15,403,665)

Net Depreciation		$(8,080,464)

**	Non-income producing security

ADR	American Depository Receipt

NVDR	Non-Voting Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

EQUITY SECURITIES — 95.6%
NORTH AMERICA — 48.4%
United States — 43.5%
Activision Blizzard, Inc.**	16,049	$167,874
AECOM Technology Corp.**	7,940	207,075
Apple, Inc.**	936	98,392
BlackRock, Inc.	1,248	162,290
Broadcom Corp. — A**	8,424	168,312
Bucyrus International, Inc.	5,232	79,422
Celgene Corp.**	4,209	186,880
Chipotle Mexican Grill, Inc. — A**	3,730	247,597
Continental Resources, Inc.**	11,118	235,813
Corning, Inc.	15,712	208,498
EMC Corp.**	15,495	176,643
Equinix, Inc.**	3,901	219,041
Fidelity National Financial, Inc. — A	10,194	198,885
Gilead Sciences, Inc.**	4,058	187,967
Google, Inc. — A**	682	237,377
Illumina, Inc.**	6,248	232,676
Intersil Corp. — A	13,054	150,121
JetBlue Airways Corp.**	33,927	123,834
Macrovision Solutions Corp.**	8,645	153,795
McAfee, Inc.**	4,682	156,847
McDonald’s Corp.	2,471	134,842
Medco Health Solutions, Inc.**	4,563	188,634
MetroPCS Communications, Inc.**	6,437	109,944
Monsanto Co.	2,201	182,903
Petrohawk Energy Corp.**	9,338	179,570
Priceline.com, Inc.**	3,209	252,805
Ralcorp Holdings, Inc.**	3,808	205,175
Sequenom, Inc.**	12,485	177,537
Southwestern Energy Co.**	4,562	135,446
The Children’s Place Retail Stores, Inc.**	6,220	136,156
The Mosaic Co.	2,649	111,205
Thoratec Corp.**	4,162	106,922
United Therapeutics Corp.**	2,153	142,292
Wal-Mart Stores, Inc.	4,006	208,713
WMS Industries, Inc.**	6,702	140,139
Wynn Resorts, Ltd.**	6,275	125,312

		6,136,934

Canada — 3.8%
Potash Corp. of Saskatchewan, Inc.	2,313	187,032
Research In Motion, Ltd.**	4,746	205,115
Silver Wheaton Corp.**	16,927	138,955

		531,102

Bermuda — 1.1%
Marvell Technology Group, Ltd.**	17,741	162,508

Total NORTH AMERICA		6,830,544

FAR EAST — 18.9%
Japan — 8.3%
ABC-Mart, Inc.	6,500	124,067
Capcom Co., Ltd.	7,415	133,571
Daikin Industries, Ltd.	3,400	93,609
Komatsu, Ltd.	11,600	128,374
NGK Insulators, Ltd.	14,400	225,224
Nintendo Co., Ltd.	600	175,519
Nitori Co., Ltd.	2,750	153,915
Shionogi & Co., Ltd.	7,900	136,170

		1,170,449

China — 7.5%
Baidu, Inc. — SP ADR**	1,108	195,673
China Coal Energy Co. — H	172,000	126,942
China Mobile, Ltd.	18,000	156,796
China Railway Construction Corp., Ltd. — H**	83,500	108,734
China Resources Land, Ltd.	152,000	235,326
Ping An Insurance Group Company of China, Ltd. — H	40,000	238,115

		1,061,586

Australia — 3.1%
CSL, Ltd.	10,245	231,502
Paladin Energy, Ltd.**	83,665	199,488

		430,990

Total FAR EAST		2,663,025

EUROPE — 16.8%
United Kingdom — 4.4%
Autonomy Corp. PLC**	10,855	202,658
BG Group PLC	13,813	208,361
Tullow Oil PLC	18,703	215,038

		626,057

Switzerland — 2.6%
ABB, Ltd.**	10,207	142,355
Lonza Group AG	2,300	227,244

		369,599

Germany — 2.4%
SGL Carbon SE**	6,198	147,520
Vossloh AG	1,786	189,270

		336,790

Russia — 2.3%
Mobile TeleSystems — SP ADR	4,769	142,688
Wimm-Bill-Dann Foods — ADR**	5,526	175,782

		318,470

Turkey — 1.8%
Turkcell Iletisim Hizmetleri AS	23,400	114,626
Turkiye Garanti Bankasi AS**	93,110	131,784

		246,410

Greece — 1.2%
Diana Shipping, Inc.	14,642	172,629

Ireland — 1.0%
ICON PLC — SP ADR**	9,076	146,577

Netherlands — 0.6%
Fugro NV — CVA	2,727	86,604

Spain — 0.5%
Gamesa Corporacion Tecnologica SA	5,560	71,316

Driehaus Global Growth Fund
Schedule of Investments
March 31, 2009 (unaudited)

	Number
	of	Market
	Shares	Value

Total EUROPE		$2,374,452

SOUTH AMERICA — 9.4%
Brazil — 7.4%
Companhia Vale do Rio Doce — ADR	15,467	205,711
Gerdau SA — SP ADR	26,224	143,445
Itau Unibanco Banco Multiplo SA — ADR	17,859	194,315
Natura Cosmeticos SA	14,900	145,997
Petroleo Brasileiro SA — ADR	11,436	348,455

		1,037,923

Argentina — 1.2%
MercadoLibre, Inc.**	9,156	169,844

Peru — 0.8%
Credicorp, Ltd.	2,497	116,959

Total SOUTH AMERICA		1,324,726

AFRICA — 2.1%
South Africa — 2.1%
Kumba Iron Ore, Ltd.	6,438	111,449
Randgold Resources, Ltd. — ADR	3,491	189,736

		301,185

Total AFRICA		301,185

Total EQUITY SECURITIES (Cost $14,370,134)		13,493,932

TOTAL INVESTMENTS (COST $14,370,134)	95.6%	$13,493,932
Other Assets In Excess Of Liabilities	4.4%	619,612

Net Assets	100.0%	$14,113,544

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:		$14,866,623

Gross Appreciation		$842,742
Gross Depreciation		(2,215,433)

Net Depreciation		$(1,372,691)

**	Non-income producing security

ADR	American Depository Receipt

CVA	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)

SP ADR	Sponsored American Depository Receipt
See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds
Notes to Schedules of Investments
A. Portfolio Valuation:
Securities transactions are accounted for on trade date. Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value each Fund’s net assets as of March 31, 2009 is as follows:

	Investments in Securities
	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging	International	Global
	Discovery	Markets Growth	Small Cap	Growth
Valuation Inputs	Fund	Fund	Growth Fund	Fund
Level 1 – Quoted Prices	$64,856,993	$88,453,222	$29,442,205	$9,178,352
Level 2 – Significant Observable Inputs	182,031,081	153,925,298	67,463,938	4,315,580
Level 3 – Significant Unobservable Inputs	—	—	—	—

Total Market Value of Investments	$246,888,074	$242,378,520	$96,906,143	$13,493,932

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)

Date May 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus
Richard H. Driehaus, President
(principal executive officer)

Date May 26, 2009

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date May 26, 2009

*	Print the name and title of each signing officer under his or her signature.